Business segment information (Tables)	6 Months Ended
Jun. 30, 2023
Business segment information
Schedule of information by business segment

1sthalf 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,388	6,892	14,804	49,704	44,071	15	-	118,874
Intersegment sales	20,836	8,777	2,355	17,691	321	121	(50,101)	-
Excise taxes	-	-	-	(415)	(8,692)	-	-	(9,107)
Revenues from sales	24,224	15,669	17,159	66,980	35,700	136	(50,101)	109,767
Operating expenses	(9,924)	(13,242)	(16,165)	(63,934)	(34,459)	(437)	50,101	(88,060)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,183)	(565)	(98)	(808)	(465)	(49)	-	(6,168)
Operating income	10,117	1,862	896	2,238	776	(350)	-	15,539
Net income (loss) from equity affiliates and other items	53	1,276	(320)	55	307	(38)	-	1,333
Tax on net operating income	(5,287)	(342)	(152)	(512)	(281)	23	-	(6,551)
Net operating income	4,883	2,796	424	1,781	802	(365)	-	10,321
Net cost of net debt								(538)
Non-controlling interests								(138)
Net income - TotalEnergies share								9,645

1sthalf 2023 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	-	-	-	-	-	-	-
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	-	-	-	-	-	-	-
Operating expenses	(33)	(700)	67	(640)	(177)	(57)	-	(1,540)
Depreciation, depletion and impairment of tangible assets and mineral interests	(147)	-	-	(36)	-	-	-	(183)
Operating income (b)	(180)	(700)	67	(676)	(177)	(57)	-	(1,723)
Net income (loss) from equity affiliates and other items	(179)	12	(457)	(96)	217	2	-	(501)
Tax on net operating income	240	82	(6)	(69)	33	15	-	295
Net operating income (b)	(119)	(606)	(396)	(841)	73	(40)	-	(1,929)
Net cost of net debt								80
Non-controlling interests								(3)
Net income - TotalEnergies share								(1,852)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	(607)	(147)	-	-	-
- On net operating income		-	-	(659)	(109)	-	-	-

1sthalf 2023 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,388	6,892	14,804	49,704	44,071	15	-	118,874
Intersegment sales	20,836	8,777	2,355	17,691	321	121	(50,101)	-
Excise taxes	-	-	-	(415)	(8,692)	-	-	(9,107)
Revenues from sales	24,224	15,669	17,159	66,980	35,700	136	(50,101)	109,767
Operating expenses	(9,891)	(12,542)	(16,232)	(63,294)	(34,282)	(380)	50,101	(86,520)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,036)	(565)	(98)	(772)	(465)	(49)	-	(5,985)
Adjusted operating income	10,297	2,562	829	2,914	953	(293)	-	17,262
Net income (loss) from equity affiliates and other items	232	1,264	137	151	90	(40)	-	1,834
Tax on net operating income	(5,527)	(424)	(146)	(443)	(314)	8	-	(6,846)
Adjusted net operating income	5,002	3,402	820	2,622	729	(325)	-	12,250
Net cost of net debt								(618)
Non-controlling interests								(135)
Adjusted net income - TotalEnergies share								11,497

1sthalf 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,621	1,821	2,041	714	415	65	-	11,677
Total divestments	57	94	298	60	329	4	-	842
Cash flow from operating activities	8,583	4,868	999	1,072	(8)	(481)	-	15,033

1sthalf 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	4,672	9,408	13,167	66,069	50,056	8	-	143,380
Intersegment sales	27,623	7,438	1,009	22,062	983	133	(59,248)	-
Excise taxes	-	-	-	(378)	(8,607)	-	-	(8,985)
Revenues from sales	32,295	16,846	14,176	87,753	42,432	141	(59,248)	134,395
Operating expenses	(11,468)	(13,030)	(14,686)	(80,653)	(40,294)	(850)	59,248	(101,733)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,773)	(554)	(94)	(769)	(514)	(77)	-	(6,781)
Operating income	16,054	3,262	(604)	6,331	1,624	(786)	-	25,881
Net income (loss) from equity affiliates and other items	(3,426)	(1,869)	192	505	56	179	-	(4,363)
Tax on net operating income	(7,739)	(553)	(1)	(1,391)	(521)	97	-	(10,108)
Net operating income	4,889	840	(413)	5,445	1,159	(510)	-	11,410
Net cost of net debt								(555)
Non-controlling interests								(219)
Net income - TotalEnergies share								10,636

1sthalf 2022 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(18)	15	-	-	-	-	(3)
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	(18)	15	-	-	-	-	(3)
Operating expenses	(873)	45	(768)	1,722	641	(433)	-	334
Depreciation, depletion and impairment of tangible assets and mineral interests	(539)	(14)	-	-	(33)	(9)	-	(595)
Operating income (b)	(1,412)	13	(753)	1,722	608	(442)	-	(264)
Net income (loss) from equity affiliates and other items	(3,770)	(4,508)	11	169	(7)	106	-	(7,999)
Tax on net operating income	337	(13)	71	(326)	(180)	98	-	(13)
Net operating income (b)	(4,845)	(4,508)	(671)	1,565	421	(238)	-	(8,276)
Net cost of net debt								193
Non-controlling interests								(54)
Net income - TotalEnergies share								(8,137)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	1,722	684	-
- On net operating income		-	-	1,597	503	-

1sthalf 2022 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	4,672	9,426	13,152	66,069	50,056	8	-	143,383
Intersegment sales	27,623	7,438	1,009	22,062	983	133	(59,248)	-
Excise taxes	-	-	-	(378)	(8,607)	-	-	(8,985)
Revenues from sales	32,295	16,864	14,161	87,753	42,432	141	(59,248)	134,398
Operating expenses	(10,595)	(13,075)	(13,918)	(82,375)	(40,935)	(417)	59,248	(102,067)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,234)	(540)	(94)	(769)	(481)	(68)	-	(6,186)
Adjusted operating income	17,466	3,249	149	4,609	1,016	(344)	-	26,145
Net income (loss) from equity affiliates and other items	344	2,639	181	336	63	73	-	3,636
Tax on net operating income	(8,076)	(540)	(72)	(1,065)	(341)	(1)	-	(10,095)
Adjusted net operating income	9,734	5,348	258	3,880	738	(272)	-	19,686
Net cost of net debt								(748)
Non-controlling interests								(165)
Adjusted net income - TotalEnergies share								18,773

1sthalf 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,099	575	1,736	561	428	34	-	9,433
Total divestments	346	1,237	244	83	151	12	-	2,073
Cash flow from operating activities	14,536	6,021	(1,736)	4,633	1,478	(1,031)	-	23,901

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,434	2,020	6,249	24,849	21,712	7	-	56,271
Intersegment sales	10,108	2,778	670	8,630	201	64	(22,451)	-
Excise taxes	-	-	-	(231)	(4,506)	-	-	(4,737)
Revenues from sales	11,542	4,798	6,919	33,248	17,407	71	(22,451)	51,534
Operating expenses	(5,162)	(3,797)	(6,334)	(32,042)	(16,672)	(276)	22,451	(41,832)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,117)	(277)	(51)	(394)	(241)	(26)	-	(3,106)
Operating income	4,263	724	534	812	494	(231)	-	6,596
Net income (loss) from equity affiliates and other items	(15)	472	(250)	3	64	(17)	-	257
Tax on net operating income	(1,889)	(137)	(41)	(187)	(162)	(40)	-	(2,456)
Net operating income	2,359	1,059	243	628	396	(288)	-	4,397
Net cost of net debt								(245)
Non-controlling interests								(64)
Net income - TotalEnergies share								4,088

2nd quarter 2023 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	76	-	-	-	-	-	76
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	76	-	-	-	-	-	76
Operating expenses	(25)	(400)	137	(216)	(76)	(57)	-	(637)
Depreciation, depletion and impairment of tangible assets and mineral interests	(147)	-	-	-	-	-	-	(147)
Operating income (b)	(172)	(324)	137	(216)	(76)	(57)	-	(708)
Net income (loss) from equity affiliates and other items	(106)	16	(346)	(59)	-	2	-	(493)
Tax on net operating income	288	37	2	(101)	23	15	-	264
Net operating income (b)	10	(271)	(207)	(376)	(53)	(40)	-	(937)
Net cost of net debt								72
Non-controlling interests								(3)
Net income - TotalEnergies share								(868)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	(192)	(60)	-
- On net operating income		-	-	(332)	(45)	-

2nd quarter 2023 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,434	1,944	6,249	24,849	21,712	7	-	56,195
Intersegment sales	10,108	2,778	670	8,630	201	64	(22,451)	-
Excise taxes	-	-	-	(231)	(4,506)	-	-	(4,737)
Revenues from sales	11,542	4,722	6,919	33,248	17,407	71	(22,451)	51,458
Operating expenses	(5,137)	(3,397)	(6,471)	(31,826)	(16,596)	(219)	22,451	(41,195)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,970)	(277)	(51)	(394)	(241)	(26)	-	(2,959)
Adjusted operating income	4,435	1,048	397	1,028	570	(174)	-	7,304
Net income (loss) from equity affiliates and other items	91	456	96	62	64	(19)	-	750
Tax on net operating income	(2,177)	(174)	(43)	(86)	(185)	(55)	-	(2,720)
Adjusted net operating income	2,349	1,330	450	1,004	449	(248)	-	5,334
Net cost of net debt								(317)
Non-controlling interests								(61)
Adjusted net income - TotalEnergies share								4,956

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,569	626	807	489	256	30	-	4,777
Total divestments	26	45	149	52	28	4	-	304
Cash flow from operating activities	4,047	1,332	2,284	1,923	665	(351)	-	9,900

2nd quarter 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,521	3,901	6,380	35,061	26,907	4	-	74,774
Intersegment sales	13,805	3,940	488	12,785	716	70	(31,804)	-
Excise taxes	-	-	-	(186)	(4,143)	-	-	(4,329)
Revenues from sales	16,326	7,841	6,868	47,660	23,480	74	(31,804)	70,445
Operating expenses	(5,760)	(6,144)	(7,392)	(43,242)	(22,310)	(557)	31,804	(53,601)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,112)	(276)	(51)	(389)	(241)	(33)	-	(3,102)
Operating income	8,454	1,421	(575)	4,029	929	(516)	-	13,742
Net income (loss) from equity affiliates and other items	(3,668)	626	197	349	98	71	-	(2,327)
Tax on net operating income	(3,876)	(292)	32	(866)	(296)	(8)	-	(5,306)
Net operating income	910	1,755	(346)	3,512	731	(453)	-	6,109
Net cost of net debt								(305)
Non-controlling interests								(112)
Net income - TotalEnergies share								5,692

2nd quarter 2022 (adjustments)(a)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(15)	-	-	-	-	-	(15)
Intersegment sales	-	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-	-
Revenues from sales	-	(15)	-	-	-	-	-	(15)
Operating expenses	(82)	152	(758)	775	373	(301)	-	159
Depreciation, depletion and impairment of tangible assets and mineral interests	(46)	(14)	-	-	(4)	-	-	(64)
Operating income (b)	(128)	123	(758)	775	369	(301)	-	80
Net income (loss) from equity affiliates and other items	(3,756)	(560)	2	52	(4)	-	-	(4,266)
Tax on net operating income	75	(23)	70	(75)	(100)	78	-	25
Net operating income (b)	(3,809)	(460)	(686)	752	265	(223)	-	(4,161)
Net cost of net debt								80
Non-controlling interests								(23)
Net income - TotalEnergies share								(4,104)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income		-	-	775	376	-	-	-
- On net operating income		-	-	752	275	-	-	-

2nd quarter 2022 (adjusted)	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,521	3,916	6,380	35,061	26,907	4	-	74,789
Intersegment sales	13,805	3,940	488	12,785	716	70	(31,804)	-
Excise taxes	-	-	-	(186)	(4,143)	-	-	(4,329)
Revenues from sales	16,326	7,856	6,868	47,660	23,480	74	(31,804)	70,460
Operating expenses	(5,678)	(6,296)	(6,634)	(44,017)	(22,683)	(256)	31,804	(53,760)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,066)	(262)	(51)	(389)	(237)	(33)	-	(3,038)
Adjusted operating income	8,582	1,298	183	3,254	560	(215)	-	13,662
Net income (loss) from equity affiliates and other items	88	1,186	195	297	102	71	-	1,939
Tax on net operating income	(3,951)	(269)	(38)	(791)	(196)	(86)	-	(5,331)
Adjusted net operating income	4,719	2,215	340	2,760	466	(230)	-	10,270
Net cost of net debt								(385)
Non-controlling interests								(89)
Adjusted net income - TotalEnergies share								9,796

2nd quarter 2022	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	4,128	285	587	333	288	25	-	5,646
Total divestments	63	393	73	56	72	7	-	664
Cash flow from operating activities	8,768	3,802	168	3,526	580	(560)	-	16,284

Schedule of reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1sthalf 2023			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	118,874	-	118,874
Excise taxes	(9,107)	-	(9,107)
Revenues from sales	109,767	-	109,767

Purchases net of inventory variation	(70,858)	(1,357)	(72,215)
Other operating expenses	(15,506)	(185)	(15,691)
Exploration costs	(156)	2	(154)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,985)	(183)	(6,168)
Other income	193	264	457
Other expense	(393)	(273)	(666)

Financial interest on debt	(1,434)	-	(1,434)
Financial income and expense from cash & cash equivalents	775	128	903
Cost of net debt	(659)	128	(531)

Other financial income	649	22	671
Other financial expense	(356)	-	(356)

Net income (loss) from equity affiliates	1,741	(514)	1,227

Income taxes	(6,805)	247	(6,558)
Consolidated net income	11,632	(1,849)	9,783
TotalEnergies share	11,497	(1,852)	9,645
Non-controlling interests	135	3	138

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1sthalf 2022			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	143,383	(3)	143,380
Excise taxes	(8,985)	-	(8,985)
Revenues from sales	134,398	(3)	134,395

Purchases net of inventory variation	(86,785)	1,694	(85,091)
Other operating expenses	(15,029)	(635)	(15,664)
Exploration costs	(253)	(725)	(978)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,186)	(595)	(6,781)
Other income	550	22	572
Other expense	(798)	(2,797)	(3,595)

Financial interest on debt	(1,034)	-	(1,034)
Financial income and expense from cash & cash equivalents	189	270	459
Cost of net debt	(845)	270	(575)

Other financial income	350	84	434
Other financial expense	(271)	-	(271)

Net income (loss) from equity affiliates	3,805	(5,308)	(1,503)

Income taxes	(9,998)	(90)	(10,088)
Consolidated net income	18,938	(8,083)	10,855
TotalEnergies share	18,773	(8,137)	10,636
Non-controlling interests	165	54	219

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2023			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	56,195	76	56,271
Excise taxes	(4,737)	-	(4,737)
Revenues from sales	51,458	76	51,534

Purchases net of inventory variation	(33,379)	(485)	(33,864)
Other operating expenses	(7,754)	(152)	(7,906)
Exploration costs	(62)	-	(62)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,959)	(147)	(3,106)
Other income	116	-	116
Other expense	(256)	(110)	(366)

Financial interest on debt	(724)	-	(724)
Financial income and expense from cash & cash equivalents	402	108	510
Cost of net debt	(322)	108	(214)

Other financial income	401	12	413
Other financial expense	(173)	-	(173)

Net income (loss) from equity affiliates	662	(395)	267

Income taxes	(2,715)	228	(2,487)
Consolidated net income	5,017	(865)	4,152
TotalEnergies share	4,956	(868)	4,088
Non-controlling interests	61	3	64

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2022			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	74,789	(15)	74,774
Excise taxes	(4,329)	-	(4,329)
Revenues from sales	70,460	(15)	70,445

Purchases net of inventory variation	(46,023)	580	(45,443)
Other operating expenses	(7,620)	(421)	(8,041)
Exploration costs	(117)	-	(117)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,038)	(64)	(3,102)
Other income	429	-	429
Other expense	(529)	(776)	(1,305)

Financial interest on debt	(572)	-	(572)
Financial income and expense from cash & cash equivalents	130	115	245
Cost of net debt	(442)	115	(327)

Other financial income	231	-	231
Other financial expense	(136)	-	(136)

Net income (loss) from equity affiliates	1,944	(3,490)	(1,546)

Income taxes	(5,274)	(10)	(5,284)
Consolidated net income	9,885	(4,081)	5,804
TotalEnergies share	9,796	(4,104)	5,692
Non-controlling interests	89	23	112

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

Schedule of detail of the adjustment items

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2023	Inventory valuation effect	-	-	-	(192)	(60)	-	(252)
	Effect of changes in fair value	-	(322)	165	-	-	-	(157)
	Restructuring charges	-	-	-	-	-	-	-
	Asset impairment and provisions charges	(155)	-	-	-	-	-	(155)
	Gains (losses) on disposals of assets	–	–	–	–	–	–	–
	Other items	(17)	(2)	(28)	(24)	(16)	(57)	(144)
Total		(172)	(324)	137	(216)	(76)	(57)	(708)
2nd quarter 2022	Inventory valuation effect	-	-	-	775	376	-	1,151
	Effect of changes in fair value	-	141	(738)	-	-	-	(597)
	Restructuring charges	-	-	(17)	-	-	-	(17)
	Asset impairment and provisions charges	(46)	(18)	-	-	4	-	(60)
	Other items	(82)	-	(3)	-	(11)	(301)	(397)
Total		(128)	123	(758)	775	369	(301)	80
1st half 2023	Inventory valuation effect	-	-	-	(607)	(147)	-	(754)
	Effect of changes in fair value	-	(698)	95	-	-	-	(603)
	Restructuring charges	-	-	-	-	-	-	-
	Asset impairment and provisions charges	(155)	-	-	(45)	-	-	(200)
	Gains (losses) on disposals of assets	–	–	–	–	(14)	–	(14)
	Other items	(25)	(2)	(28)	(24)	(16)	(57)	(152)
Total		(180)	(700)	67	(676)	(177)	(57)	(1,723)
1st half 2022	Inventory valuation effect	-	-	-	1,722	684	-	2,406
	Effect of changes in fair value	-	31	(716)	-	-	-	(685)
	Restructuring charges	-	-	(22)	-	-	-	(22)
	Asset impairment and provisions charges	(1,330)	(18)	-	-	(65)	(9)	(1,422)
	Other items	(82)	-	(15)	-	(11)	(433)	(541)
Total		(1,412)	13	(753)	1,722	608	(442)	(264)

ADJUSTMENTS TO NET INCOME, TotalEnergies SHARE

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2023	Inventory valuation effect	-	-	-	(333)	(47)	-	(380)
	Effect of changes in fair value	-	(286)	175	-	-	-	(111)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	-	-	-	(469)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	188	15	(31)	(44)	(8)	(23)	97
Total		65	(271)	(207)	(377)	(55)	(23)	(868)

2nd quarter 2022	Inventory valuation effect	-	-	-	738	255	-	993
	Effect of changes in fair value	-	118	(669)	-	-	-	(551)
	Restructuring charges	-	-	(8)	-	-	-	(8)
	Asset impairment and provisions charges	(3,493)	(226)	-	-	-	-	(3,719)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	(286)	(352)	-	-	(8)	(173)	(819)
Total		(3,779)	(460)	(677)	738	247	(173)	(4,104)

1st half 2023	Inventory valuation effect	-	-	-	(658)	(113)	-	(771)
	Effect of changes in fair value	-	(617)	72	-	-	-	(545)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	(60)	-	-	(529)
	Gains (losses) on disposals of assets	-	-	-	-	203	-	203
	Other items	103	11	(117)	(122)	(21)	(59)	(205)
Total		(20)	(606)	(396)	(840)	69	(59)	(1,852)

1st half 2022	Inventory valuation effect	-	-	-	1,573	460	-	2,033
	Effect of changes in fair value	-	18	(649)	-	-	-	(631)
	Restructuring charges	-	-	(11)	-	-	-	(11)
	Asset impairment and provisions charges	(4,525)	(4,174)	-	-	(72)	(9)	(8,780)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	(272)	(352)	-	(32)	(8)	(84)	(748)
Total		(4,797)	(4,508)	(660)	1,541	380	(93)	(8,137)